4. VARIABLE INTEREST ENTITY- SYMBID COOP	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
4. VARIABLE INTEREST ENTITY- SYMBID COOP

The Company holds a variable interest in Symbid Coop. Symbid Coop is the lessee of the Company’s online crowd funding platform. Symbid B.V. licenses the online platform exclusively to Symbid Coop. The management of Symbid Coop is the same as the management of Symbid B.V. and Symbid Holding.

The Company has an implicit variable interest in Symbid Coop through common control and management has the ability to compel payment whether stated or silent in the lease agreement. The Company is deemed to be the primary beneficiary of Symbid Coop and has a controlling financial interest as it has the power to direct the activities of the VIE that most significantly impact Symbid Coop’s economic performance.

The Company reassesses every reporting period the presentation of Symbid Coop to conclude if consolidation is required. As such, the conclusion regarding the primary beneficiary status is subject to change and circumstances are continually reevaluated.

The classification and carrying amounts of assets and liabilities of Symbid Coop in the consolidated balance sheet are as follows:

	March 31, 2014	December 31, 2013
Current assets	$118,609	$53,414

Current liabilities	$188,706	$113,137

The assets related to Symbid Coop are not restricted.

The Company holds a variable interest in Symbid Coop. Symbid Coop is the lessee of the Company’s online Crowd funding platform. Symbid B.V. licenses the online platform exclusively to Symbid Coop. The management of Symbid Coop is the same as the management of Symbid B.V. and Symbid Holding.

The Company has an implicit variable interest in Symbid Coop through common control and management has the ability to compel payment whether stated or silent in the lease agreement. The Company is deemed to be the primary beneficiary of Symbid Coop  and has a controlling financial interest as it has the power to direct the activities of the variable interest entity that most significantly impact Symbid Coop’s economic performance.

The Company reassesses every reporting period the presentation of Symbid Coop to conclude if consolidation is required. As such, the conclusion regarding the primary beneficiary status is subject to change and circumstances are continually reevaluated.

The classification and carrying amounts of assets and liabilities of Symbid Coop in the consolidated balance sheet are as follows:

	December 31,
	2013	2012
Current assets	$53,414	$21,940

Current liabilities	$113,137	$69,225

The assets related to Symbid Coop are not restricted.